DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 2) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	$ 241,467,084	$ 177,224,139
Cash Flow Hedge [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	13,456,422	9,751,673
Cash Flow Hedge [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	373,901	1,020,075
Cash Flow Hedge [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	13,082,521	8,731,598
Cash Flow Hedge [Member] | Loans and accounts receivables from customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		5,425,421
Cash Flow Hedge [Member] | Loans and accounts receivables from customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		644,608
Cash Flow Hedge [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		157,862
Cash Flow Hedge [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		242,819
Cash Flow Hedge [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	666,823	1,070,524
Cash Flow Hedge [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,614,628	888,077
Cash Flow Hedge [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,764,348	1,322,362
Cash Flow Hedge [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	8,843,999
Cash Flow Hedge [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	109,585
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	246,306
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	166,628
Cash Flow Hedge [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,151,331	3,079,107
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	260,020	1,020,075
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,891,311	2,059,032
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans and accounts receivables from customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		1,153,348
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans and accounts receivables from customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		644,608
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		120,520
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	456,478	241,183
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,764,348	919,448
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,890,696
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	39,809
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,967,017	1,755,144
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	113,881
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,853,136	1,755,144
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans and accounts receivables from customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		583,061
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans and accounts receivables from customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	666,823	647,550
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	203,594	121,619
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		402,914
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,026,824
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	69,776
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,323,158	2,130,105
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,323,158	2,130,105
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans and accounts receivables from customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		1,335,141
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans and accounts receivables from customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		25,290
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		242,819
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		302,454
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	450,835	224,401
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,459,389
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	246,306
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	166,628
Cash Flow Hedge [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,970,811	2,787,317
Cash Flow Hedge [Member] | Over 6 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,970,811	2,787,317
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans and accounts receivables from customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		2,353,871
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans and accounts receivables from customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		132,572
Cash Flow Hedge [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	503,721	300,874
Cash Flow Hedge [Member] | Over 6 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,467,090
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount